Financial Assets and Financial Liabilities_Information About Fair Value Measurements Using Unobservable Inputs Assets(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 7,378,174	₩ 3,973,963
Debt securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 301,851	₩ 94,069
Valuation techniques	Tree Model, DCF Model, Hull and White Model	Black-Scholes Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Debt securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	9.96%	10.51%
Debt securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	29.53%	27.70%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 67,828	₩ 65,591
Valuation techniques	Tree Model	Black-Scholes Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	11.45%	10.51%
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	24.01%	30.97%
Derivative linked securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 944,665	₩ 603,612
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Tree Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model
Recovery Rate Unobservable Inputs Assets	40.00%
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation, the higher the fair value fluctuation	The higher the correlation, the higher the fair value fluctuation
Relationship Of Recovery Rate	The higher the recovery rate, the higher the fair value
Derivative linked securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	10.00%	15.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	8.27%	4.00%
Derivative linked securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	30.07%	49.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	90.00%	73.07%
Stock and index
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 138,972	₩ 124,888
Valuation techniques	DCF Model, FDM, Closed Form, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the value of correlation, the higher the fair value fluctuation	The higher the correlation, the higher the fair value fluctuation
Stock and index | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	1.00%	5.60%
Correlation Between Underlying Asset Unobservable Inputs Assets	3.00%	4.00%
Stock and index | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	39.00%	55.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	67.00%	69.00%
Currency, Interest rate and others
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 58,107	₩ 12,048
Valuation techniques	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model, Option Model	DCF Model, Hull and White Model, Closed Form, Monte Carlo Simulation, Tree Model
Loss Given Default Unobservable Inputs Assets	0.56%
Volatility Of The Interest Rate Unobservable Inputs Assets	0.47%	0.57%
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation, the higher the fair value fluctuation	The higher the absolute value of correlation, the higher the fair value fluctuation
Relationship Of Loss Given Default	The higher the loss given default, the lower the fair value	The higher the loss given default, the lower the fair value
Relationship Of Volatility Of TheInterest Rate	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Volatility Of the Stock Price		The higher the volatility, the higher the fair value fluctuation
Currency, Interest rate and others | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	3.00%	18.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	(13.00%)	(5.00%)
Loss Given Default Unobservable Inputs Assets		0.80%
Historical Volatility For Shares Significant Unobservable Inputs Assets		14.82%
Currency, Interest rate and others | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	51.00%	59.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	90.00%	47.00%
Loss Given Default Unobservable Inputs Assets		0.84%
Historical Volatility For Shares Significant Unobservable Inputs Assets		30.97%
Interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 775	₩ 1,463
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Tree Model
Volatility Of The Underlying Asset Unobservable Inputs Assets	3.02%	5.04%
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Interest rate | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Relationship Of Volatility Of The Underlying Asset		The higher the volatility, the higher the fair value fluctuation
Debt securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 49,381	₩ 10,251
Valuation techniques	DCF Model, Option Model, Net asset value method, Market approach	DCF Model
Discount Rate Unobservable Inputs Assets		6.55%
Relationship Of Correlation Between Underlying Asset	The coefficient of correlation is different for each item
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The Volatility is different for each item
Debt securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets	48.82%
Discount Rate Unobservable Inputs Assets	2.57%
Growth Rate Unobservable Inputs Assets	0.00%
Volatility Unobservable Inputs Assets	15.26%
Debt securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets	82.16%
Discount Rate Unobservable Inputs Assets	11.08%
Growth Rate Unobservable Inputs Assets	2.20%
Volatility Unobservable Inputs Assets	30.07%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 5,816,595	₩ 3,062,041
Valuation techniques	DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Net asset value method, Discounted cash flows to equity, Income approach, Market approach, One Factor Hull-White Model, Usage of past transactions, Cost methods, Asset value approach, Tree Model and others	DCF Model, Comparable Company Analysis, Adjusted discount rate method, Net asset value method, Dividend discount model, Hull and White model, Discounted cash flows to equity, Income approach
Liquidation Value Unobservable Inputs Assets	0.00%	0.00%
Recovery Rate Of Receivables Acquisition Cost Unobservable Inputs Assets	155.83%	155.83%
Relationship Of Correlation Between Underlying Asset	The coefficient of correlation is different for each item
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Liquidation Value		The higher the liquidation value, the higher the fair value
Relationship Of Recovery Rate Of Receivables Acquisition Cost		The higher the recovery rate of receivables' acquisition cost, the higher the fair value
Relationship Of Volatility	The Volatility is different for each item
Relationship Of Asset Value	The higher the asset value, the higher the fair value
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets	48.82%
Discount Rate Unobservable Inputs Assets	(1.00%)	1.49%
Growth Rate Unobservable Inputs Assets	(1.00%)	0.00%
Volatility Unobservable Inputs Assets	15.26%
Asset Value Unobservable Inputs Assets	(1.00%)
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets	82.16%
Discount Rate Unobservable Inputs Assets	52.68%	22.01%
Growth Rate Unobservable Inputs Assets	1.00%	1.00%
Volatility Unobservable Inputs Assets	30.07%
Asset Value Unobservable Inputs Assets	1.00%